Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Royalty, stream and working interests
Balance at beginning of year	$ 4,098.8	$ 4,027.1
Additions	1,865.7	407.4
Disposal		(10.6)
Impairment reversal	4.1
Depletion	(131.1)	(223.0)
Impact of foreign exchange	62.3	(102.1)
Balance at end of year	5,899.8	4,098.8
Mining Royalties
Royalty, stream and working interests
Balance at beginning of year	1,034.3	948.7
Additions	1,359.3	140.3
Disposal		(10.6)
Transfers	0.3	44.0
Depletion	(28.5)	(40.0)
Impact of foreign exchange	28.4	(48.1)
Balance at end of year	2,393.8	1,034.3
Streams
Royalty, stream and working interests
Balance at beginning of year	1,273.3	1,359.0
Additions	500.8	36.2
Impairment reversal	4.1
Depletion	(71.0)	(121.9)
Balance at end of year	1,707.2	1,273.3
Energy
Royalty, stream and working interests
Balance at beginning of year	1,197.8	1,146.4
Additions	4.3	137.0
Depletion	(31.6)	(60.9)
Impact of foreign exchange	14.9	(24.7)
Balance at end of year	1,185.4	1,197.8
Advanced
Royalty, stream and working interests
Balance at beginning of year	343.4	396.0
Additions		8.9
Transfers		(36.2)
Depletion		(0.2)
Impact of foreign exchange	16.0	(25.1)
Balance at end of year	359.4	343.4
Exploration
Royalty, stream and working interests
Balance at beginning of year	250.0	177.0
Additions	1.3	85.0
Transfers	(0.3)	(7.8)
Impact of foreign exchange	3.0	(4.2)
Balance at end of year	$ 254.0	$ 250.0